BUSINESS COMBINATION - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified						1 Months Ended	3 Months Ended
	Aug. 31, 2010 Tycom Ltd.	Oct. 29, 2010 Epson Software Engineering (Philippines) Inc.	Jul. 31, 2009 Kyocera Mita Korea Co. Ltd And Kyocera Mita Korea Document Solution Co. Ltd	Dec. 01, 2009 Allister Business Systems Inc.	Aug. 03, 2009 Net It Works Inc.	Feb. 02, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG	Mar. 31, 2008 SANYO Electric Co., Ltd.
Business Acquisition [Line Items]
Percentage of ownership interest	33.33%
Shares of TA acquired						14,184,810	21,372,713
Total amount of acquisition cost								¥ 8,234	¥ 47,691
Business acquisition percentage of common shares acquired		100.00%	100.00%	100.00%	67.00%		94.19%
Total amount of goodwill related to acquisition								10,725	18,456
Goodwill related to acquisition expected to be deductible for tax purposes									¥ 15,490